Income Taxes (Details) - Schedule of income tax expense (benefit) and effective income tax rate were as follows for the periods indicated - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of income tax expense (benefit) and effective income tax rate were as follows for the periods indicated [Abstract]
Income tax expense (benefit)	$ 96	$ 1,012	$ (13)	$ 2,460
Effective tax rates	(0.90%)	(10.80%)	0.10%	(14.30%)